Activity in Accident and Health Claim Reserves (Detail) - Accident and health - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Balance at January 1, net of reinsurance and investment contract recoverables of $396,850, $340,048, and $283,252, respectively	$ 196,603	$ 157,321	$ 135,168
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	242	34	323
Current year	105,873	93,844	71,378
Prior years	(5,496)	789	(4,275)
Total incurred	100,377	94,633	67,103
Current year	6,451	5,829	4,331
Prior years	61,917	49,556	40,942
Total paid	68,368	55,385	45,273
Balance at December 31, net of reinsurance and investment contract recoverables of $447,140, $396,850, and $340,048, respectively	$ 228,854	$ 196,603	$ 157,321